Earnings per Unit and Cash Distributions (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings per Unit

The calculations of basic and diluted earnings per unit (1) are presented below:

(US $ in thousands, except per unit data)	Three Months Ended June 30, 2016	Three Months Ended June 30, 2015	Six Months Ended June 30, 2016	Six Months Ended June 30, 2015
Net income attributable to the partners of KNOT Offshore Partners LP	$11,578	$6,887	$22,241	$14,073
Less: Distributions paid (2)	15,027	14,747	30,122	26,800
Under (over) distributed earnings	(3,449)	(7,860)	(7,881)	(12,727)
Under (over) distributed earnings attributable to:
Common unitholders (3)	(3,380)	(5,292)	(7,722)	(8,569)
Subordinated unitholders (3)	—	(2,411)	—	(3,903)
General Partner	(69)	(157)	(159)	(255)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	22,581	15,346	20,604	14,581
Subordinated unitholders	4,613	8,568	6,590	8,568
General Partner	559	488	559	472
Earnings per unit (basic and diluted):
Common unitholders	$0.502	$0.280	$0.810	$0.553
Subordinated unitholders (4)	—	0.287	0.767	0.671
General Partner	0.417	0.262	0.897	0.557
Cash distributions declared and paid in the period per unit (5)	0.520	0.510	1.040	1.000
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	0.520	0.510	0.520	0.510

(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s Partnership Agreement.
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the three months ended June 30, 2016 and 2015 of $0.6 million and of $0.5 million, respectively, and for the six months ended June 30, 2016 and 2015 of $1.2 million and of $0.9 million, respectively.
(3)	On May 18, 2016 all subordinated units converted in to common units on a one-for-one basis.
(4)	This includes the net income attributable to the IDR holder. The IDRs generally may not be transferred by KNOT until March 31, 2018. The net income attributable to IDRs for the three months ended June 30, 2016 and 2015 was $0.6 million and $0.5 million, respectively, and for the six months ended June 30, 2016 and 2015 was $1.2 million and $0.9 million, respectively.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to the period end.